Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 682,508	$ 1,146,255	$ 1,275,045
Voyage expenses	(315,113)	(297,239)	(402,290)
General and administrative expenses	74,387	64,153	69,730
(Loss) income from vessel operations	(185,353)	70,197	(109,177)
Interest expense	(68,412)	(89,075)	(111,398)
Interest income	169	1,439	3,404
Other loss	(12,776)	(1,538)	(12,467)
Loss from continuing operations before income taxes	(282,426)	(18,745)	(306,861)
Income tax recovery (expense)	(4,963)	5,559	17,846
Net income (loss) attributable to the shareholders of Teekay Corporation	7,806	(82,933)	(310,577)
Teekay Parent
Condensed Income Statements, Captions [Line Items]
Vessel operating expenses	0	0	412
General and administrative expenses	18,085	16,659	19,463
(Loss) income from vessel operations	(18,085)	(16,659)	(19,875)
Interest expense	(33,320)	(37,674)	(46,243)
Interest income	35	267	1,561
Impairments of investments and advances (note 1)	0	(123,753)	(103,420)
Dividend Income, Operating	121,253	58,563	62,100
Other loss	(11,737)	20,572	(5,662)
Loss from continuing operations before income taxes	58,146	(98,684)	(111,539)
Income tax recovery (expense)	(1,112)	(790)	(7)
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 59,258	$ (97,894)	$ (111,532)